Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2024
Variable Interest Entities (VIEs) and Trusts [Line Items]
Schedule of disaggregation of revenue by product

	Loan
	facilitation	Post-origination	Financing	Other
	service	service	income	revenue	Total
2022	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)
Major products
Xiaoying Credit Loan	2,044,343,554	372,015,426	959,446,184	20,815,986	3,396,621,150
Xiaoying Revolving Loan	—	435,180	2,815	—	437,995
Other loans	—	—	6,828,467	207,964	7,036,431
Other service(1)	—	—	—	158,854,539	158,854,539
Total	2,044,343,554	372,450,606	966,277,466	179,878,489	3,562,950,115

	Loan
	facilitation	Post-origination	Financing	Guarantee	Other
	service	service	income	income	revenue	Total
2023	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)
Major products
Xiaoying Credit Loan	2,740,974,233	596,581,987	1,133,314,422	24,496,658	30,861,036	4,526,228,336
Xiaoying Housing Loan	—	—	—	—	1,601,289	1,601,289
Other loans	—	—	4,022,032	—	—	4,022,032
Other service(1)	—	—	—	—	283,032,373	283,032,373
Total	2,740,974,233	596,581,987	1,137,336,454	24,496,658	315,494,698	4,814,884,030

	Loan
	facilitation	Post-origination	Financing	Guarantee	Other
	service	service	income	income	revenue	Total
2024	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)	(RMB)
Major products
Xiaoying Credit Loan	3,102,344,942	759,538,640	1,372,004,085	201,715,792	38,228,810	5,473,832,269
Other service(1)	—	—	—	—	397,949,477	397,949,477
Total	3,102,344,942	759,538,640	1,372,004,085	201,715,792	436,178,287	5,871,781,746

	Loan
	facilitation	Post-origination	Financing	Guarantee	Other
	service	service	income	income	revenue	Total
2024	(US$)	(US$)	(US$)	(US$)	(US$)	(US$)
Major products
Xiaoying Credit Loan	425,019,514	104,056,367	187,963,789	27,634,950	5,237,325	749,911,945
Other services(1)	—	—	—	—	54,518,856	54,518,856
Total	425,019,514	104,056,367	187,963,789	27,634,950	59,756,181	804,430,801
(1)	Primarily consists of referral service fees for introducing borrowers to other platforms and technology service fees received for providing assistant technology development services.

Schedule of accounts receivable and contract assets

	Accounts	Accounts
	receivable	receivable	Accounts	Accounts	Accounts	Allowance for
	and contract	and contract	receivable	receivable	receivable	credit losses
	assets from	assets from	and contract	and contract	and contract	for accounts
	facilitation	post-origination	assets from	assets from	assets from	receivable and
As of December 31, 2023	services	services	financing income	guarantee income	other revenue	contract assets	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Accounts receivable:
Xiaoying Credit Loan	294,129,400	31,190,408	81,665,859	12,330,093	—	(4,010,770)	415,304,990
Other loans	—	—	275,067	—	—	(12,755)	262,312
Other service	—	—	—	—	32,047,171	(1,757,267)	30,289,904
Contract assets:
Xiaoying Credit Loan	1,058,519,704	112,202,337	240	46,494,315	—	(3,485,827)	1,213,730,769
Total	1,352,649,104	143,392,745	81,941,166	58,824,408	32,047,171	(9,266,619)	1,659,587,975

	Accounts	Accounts
	receivable	receivable	Accounts	Accounts	Accounts	Allowance for
	and contract	and contract	receivable	receivable	receivable	credit losses
	assets from	assets from	and contract	and contract	and contract	for accounts
	facilitation	post-origination	assets from	assets from	assets from	receivable and
As of December 31, 2024	services	services	financing income	guarantee income	other revenue	contract assets	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Accounts receivable:
Xiaoying Credit Loan	287,995,740	33,776,512	75,514,367	145,561,816	—	(17,866,589)	524,981,846
Other service	—	—	—	—	58,991,579	(125,514)	58,866,065
Contract assets:
Xiaoying Credit Loan	1,264,077,497	148,259,098	459,631	39,086,515	—	(6,180,181)	1,445,702,560
Total	1,552,073,237	182,035,610	75,973,998	184,648,331	58,991,579	(24,172,284)	2,029,550,471

	Accounts	Accounts
	receivable	receivable	Accounts	Accounts	Accounts	Allowance for
	and contract	and contract	receivable	receivable	receivable	credit losses
	assets from	assets from	and contract	and contract	and contract	for accounts
	facilitation	post-origination	assets from	assets from	assets from	receivable and
As of December 31, 2024	services	services	financing income	guarantee income	other revenue	contract assets	Total
	US$	US$	US$	US$	US$	US$	US$
Accounts receivable:
Xiaoying Credit Loan	39,455,255	4,627,363	10,345,426	19,941,887	—	(2,447,713)	71,922,218
Other service	—	—	—	—	8,081,813	(17,195)	8,064,618
Contract assets:
Xiaoying Credit Loan	173,177,907	20,311,413	62,969	5,354,831	—	(846,681)	198,060,439
Total	212,633,162	24,938,776	10,408,395	25,296,718	8,081,813	(3,311,589)	278,047,275

Schedule of aging of past due accounts receivables

As of December 31, 2023
Aging	Not past-due	1 - 30 days	30 - 60 days	over 60 days	Total
	RMB	RMB	RMB	RMB	RMB
Accounts receivables
Xiaoying Credit Loan	384,802,879	11,208,150	9,079,796	14,224,935	419,315,760
Other loans	274,912	—	155	—	275,067
Other service	17,292,087	11,686,750	2,542,468	525,866	32,047,171
Total	402,369,878	22,894,900	11,622,419	14,750,801	451,637,998

As of December 31, 2024
Aging	Not past-due	1 - 30 days	30 - 60 days	over 60 days	Total
	RMB	RMB	RMB	RMB	RMB
Accounts receivables
Xiaoying Credit Loan	534,221,386	6,046,352	2,580,697	—	542,848,435
Other service	38,166,429	20,825,150	—	—	58,991,579
Total	572,387,815	26,871,502	2,580,697	—	601,840,014

As of December 31, 2024
Aging	Not past-due	1 - 30 days	30 - 60 days	over 60 days	Total
	US$	US$	US$	US$	US$
Accounts receivables
Xiaoying Credit Loan	73,188,030	828,347	353,554	—	74,369,931
Other service	5,228,779	2,853,034	—	—	8,081,813
Total	78,416,809	3,681,381	353,554	—	82,451,744

Schedule of movement of provision for accounts receivable and contract assets

		(Reversal of) Provision for
		accounts receivable	Charge-off for
	As of	and contract assets	accounts	As of
	January 1,	(net of recovery)	receivable and	December 31,
	2022	(1)	contract assets	2022
	RMB	RMB	RMB	RMB
Accounts receivable:
Xiaoying Credit Loan	8,092,404	21,753,517	(14,492,578)	15,353,343
Other loans	—	145,931	(106,799)	39,132
Contract assets
Xiaoying Credit Loan	17,775,553	(66,409)	(11,229,039)	6,480,105
Other loans	—	2,586	—	2,586
Total	25,867,957	21,835,625	(25,828,416)	21,875,166

		(Reversal of) Provision for
		accounts receivable	Charge-off for
	As of	and contract assets	accounts	As of
	January 1,	(net of recovery)	receivable and	December 31,
	2023	(1)	contract assets	2023
	RMB	RMB	RMB	RMB
Accounts receivable:
Xiaoying Credit Loan	15,353,343	13,063,863	(24,406,436)	4,010,770
Other loans	39,132	409,477	(435,854)	12,755
Other service	—	1,757,267	—	1,757,267
Contract assets
Xiaoying Credit Loan	6,480,105	(2,994,278)	—	3,485,827
Other loans	2,586	(2,586)	—	—
Total	21,875,166	12,233,743	(24,842,290)	9,266,619

		(Reversal of) Provision for
		accounts receivable	Charge-off for
	As of	and contract assets	accounts	As of
	January 1,	(net of recovery)	receivable and	December 31,
	2024	(1)	contract assets	2024
	RMB	RMB	RMB	RMB
Accounts receivable:
Xiaoying Credit Loan	4,010,770	34,674,923	(20,819,104)	17,866,589
Other loans	12,755	(5,391)	(7,364)	—
Other service	1,757,267	(1,631,753)	—	125,514
Contract assets
Xiaoying Credit Loan	3,485,827	2,694,354	—	6,180,181
Total	9,266,619	35,732,133	(20,826,468)	24,172,284

		(Reversal of) Provision for
		accounts receivable	Charge-off for
	As of	and contract assets	accounts	As of
	January 1,	(net of recovery)	receivable and	December 31,
	2024	(1)	contract assets	2024
	US$	US$	US$	US$
Accounts receivable:
Xiaoying Credit Loan	549,473	4,750,445	(2,852,205)	2,447,713
Other loans	1,747	(739)	(1,008)	—
Other service	240,744	(223,549)	—	17,195
Contract assets
Xiaoying Credit Loan	477,556	369,125	—	846,681
Total	1,269,520	4,895,282	(2,853,213)	3,311,589
(1)The recoveries of charge-off of accounts receivables and contract assets amounted to RMB1,738,580, RMB244,196 and RMB876,116 (US$120,027) during the years ended December 31, 2022, 2023 and 2024, respectively.

Schedule of estimated useful lives of property and equipment

Computer and transmission equipment	3 years
Furniture and office equipment	5 years
Motor vehicles	4 years
Leasehold improvements	Over the shorter of the lease term or expected useful lives

Schedule of supplemental cash flow information related to operating leases

	As of December 31, 2024
	RMB	US$
Cash payments for operating leases	26,914,809	3,687,314
ROU assets obtained in exchange for operating lease liabilities	12,972,725	1,777,256

Schedule of remaining contractual maturities of the group's lease liabilities at the end of the current reporting period

Future lease payments under operating leases as of December 31, 2024 were as follows:

	Operating leases
	RMB	US$
Year ending December 31,
2025	15,691,876	2,149,778
2026	12,414,733	1,700,811
2027	11,926,988	1,633,991
2028	4,950,501	678,216
Total future lease payments	44,984,098	6,162,796
Less: Imputed interest	4,734,832	648,669
Total lease liability balance	40,249,266	5,514,127

Schedule of accounts receivables due from institutional funding partner and institutional cooperators

	Year ended	Year ended
	December 31,	December 31,
	2023	2024
Institutional cooperator A	21.5%	25.2%
Institutional cooperator B	10.3%	*
Institutional cooperator C	*	10.2%

	As of December 31,	As of December 31,
	2023	2024
Institutional cooperator A	14.0%	12.2%
Institutional cooperator C	*	14.1%
Institutional cooperator D	*	10.8%

	As of December 31,	As of December 31,
	2023	2024
Institutional cooperator B	10.8%	*
Institutional cooperator C	*	15.1%
Institutional cooperator E	11.9%	*

* Less than 10%.

Xiaoying Housing Loan [Member]
Variable Interest Entities (VIEs) and Trusts [Line Items]
Schedule of aging of past due accounts receivables

As of December 31, 2023	Overdue 1 – 2	Overdue 2 – 3	Overdue over 3
Aging	years	years	years	Total
	RMB	RMB	RMB	RMB
Xiaoying Housing Loans	—	—	8,656,846	8,656,846

As of December 31, 2024	Overdue 1 – 2	Overdue 2 – 3	Overdue over 3
Aging	years	years	years	Total
	RMB	RMB	RMB	RMB
Xiaoying Housing Loans	—	—	—	—

Schedule of movement in provision for loans receivable

	Reversal of provision for Loans Receivable	Recoveries of
As of December 31, 2021	from Xiaoying Housing Loans	charge-off	As of December 31, 2022
RMB	RMB	RMB	RMB
—	(6,066,176)	6,066,176	—

	Reversal of provision for Loans Receivable	Recoveries of
As of December 31, 2022	from Xiaoying Housing Loans	charge-off	As of December 31, 2023
RMB	RMB	RMB	RMB
—	(4,213,234)	4,213,234	—

	Reversal of provision for Loans Receivable	Recoveries of
As of December 31, 2023	from Xiaoying Housing Loans	charge-off	As of December 31, 2024
RMB	RMB	RMB	RMB
—	(4,156,904)	4,156,904	—

	Reversal of provision for Loans Receivable	Recoveries of
As of December 31, 2023	from Xiaoying Housing Loans	charge-off	As of December 31, 2024
US$	US$	US$	US$
—	(569,494)	569,494	—

Xiaoying Credit Loans and Revolving Loans [Member]
Variable Interest Entities (VIEs) and Trusts [Line Items]
Schedule of aging of past due accounts receivables

As of December 31, 2023
Aging	Not past-due	1 - 30 days	30 - 60 days	Total
	RMB	RMB	RMB	RMB
Loan originated or facilitated in 2022
Xiaoying Credit Loans	23,330	510,844	985,551	1,519,725
Other loans	2,000	—	7,948	9,948
Loan originated or facilitated in 2023
Xiaoying Credit Loans	5,065,782,330	46,127,552	23,113,251	5,135,023,133
Total	5,065,807,660	46,638,396	24,106,750	5,136,552,806

As of December 31, 2024
Aging	Not past-due	1 - 30 days	30 - 60 days	Total
	RMB	RMB	RMB	RMB
Loan originated or facilitated in 2023
Xiaoying Credit Loans	306,140	443,897	646,547	1,396,584
Loan originated or facilitated in 2024
Xiaoying Credit Loans	4,927,629,181	47,724,414	27,387,445	5,002,741,040
Total	4,927,935,321	48,168,311	28,033,992	5,004,137,624

As of December 31, 2024
Aging	Not past-due	1 - 30 days	30 - 60 days	Total
	US$	US$	US$	US$
Loan originated or facilitated in 2023
Xiaoying Credit Loans	41,940	60,814	88,577	191,331
Loan originated or facilitated in 2024
Xiaoying Credit Loans	675,082,429	6,538,218	3,752,065	685,372,712
Total	675,124,369	6,599,032	3,840,642	685,564,043

Schedule of loans receivable from Xiaoying Credit Loans and Revolving Loans

	Loans receivables
	from Xiaoying
	Credit Loans and
	other	Allowance for
As of December 31, 2023	loans	credit losses	Total
	RMB	RMB	RMB
Xiaoying Credit Loan	5,136,542,858	(188,718,875)	4,947,823,983
Other loans	9,948	(574)	9,374
Total	5,136,552,806	(188,719,449)	4,947,833,357

	Loans receivables
	from Xiaoying
	Credit Loans and
	other	Allowance for
As of December 31, 2024	loans	credit losses	Total
	RMB	RMB	RMB
Xiaoying Credit Loan	5,004,137,624	(175,820,629)	4,828,316,995
Total	5,004,137,624	(175,820,629)	4,828,316,995

	Loans receivables
	from Xiaoying
	Credit Loans and
	other	Allowance for
As of December 31, 2024	loans	credit losses	Total
	US$	US$	US$
Xiaoying Credit Loan	685,564,043	(24,087,327)	661,476,716
Total	685,564,043	(24,087,327)	661,476,716

Schedule of movement in provision for loans receivable

		(Reversal of)
		Provision for loans
		receivable
		from Xiaoying Credit
		Loans and
	As of December 31,	other loans (net of		As of December 31,
	2021	recovery) (1)	Charge-off	2022
	RMB	RMB	RMB	RMB
Xiaoying Credit Loans	54,725,057	160,131,434	(111,225,664)	103,630,827
Xiaoying Revolving Loans	610,684	—	(610,684)	—
Other loans	—	4,510,445	(1,662,118)	2,848,327
Total	55,335,741	164,641,879	(113,498,466)	106,479,154

		(Reversal of)
		Provision for
		loans receivable
		from Xiaoying Credit
		Loans and
	As of December 31,	other loans (net of		As of December 31,
	2022	recovery) (1)	Charge-off	2023
	RMB	RMB	RMB	RMB
Xiaoying Credit Loans	103,630,827	234,237,584	(149,149,536)	188,718,875
Xiaoying Revolving Loans	—	(2,737,290)	2,737,290	—
Other loans	2,848,327	1,849,982	(4,697,735)	574
Total	106,479,154	233,350,276	(151,109,981)	188,719,449

		(Reversal of)
		Provision for
		loans receivable
		from Xiaoying Credit
		Loans and
	As of December 31,	other loans (net of		As of December 31,
	2023	recovery) (1)	Charge-off	2024
	RMB	RMB	RMB	RMB
Xiaoying Credit Loans	188,718,875	226,865,598	(239,763,844)	175,820,629
Xiaoying Revolving Loans	—	(900,606)	900,606	—
Other loans	574	(149,665)	149,091	—
Total	188,719,449	225,815,327	(238,714,147)	175,820,629

		(Reversal of)
		Provision for loans
		receivable from
		Xiaoying Credit
		Loans and
	As of December 31,	other loans (net of		As of December 31,
	2023	recovery) (1)	Charge-off	2024
	US$	US$	US$	US$
Xiaoying Credit Loans	25,854,380	31,080,459	(32,847,512)	24,087,327
Xiaoying Revolving Loans	—	(123,383)	123,383	—
Other loans	79	(20,503)	20,424	—
Total	25,854,459	30,936,573	(32,703,705)	24,087,327
(1)The recoveries of charge-off of loans receivables from Xiaoying Credit Loans and other loans amounted to RMB12,189,107, RMB13,488,360 and RMB9,251,001 (US$1,267,382) during the years ended December 31, 2022, 2023 and 2024, respectively.

Consolidated Trusts [Member]
Variable Interest Entities (VIEs) and Trusts [Line Items]
Schedule of financial statements

	As of
	December 31,	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
Assets:
Restricted cash	711,756,581	527,457,300	72,261,354
Accounts receivable and contract assets, net	54,749,985	37,373,243	5,120,113
Loans receivable from Xiaoying Credit Loans and other loans, net	3,571,283,174	2,916,966,912	399,622,828
Total assets	4,337,789,740	3,481,797,455	477,004,295
Liabilities:
Payable to investors and institutional funding partners at amortized cost	3,584,040,757	2,184,085,667	299,218,510
Other taxes payable	4,060,878	3,265,159	447,325
Accrued expenses and other current liabilities	43,599,849	18,335,260	2,511,920
Total liabilities	3,631,701,484	2,205,686,086	302,177,755

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Net revenue	648,893,767	726,005,363	744,531,819	102,000,441
Net income	360,550,889	458,613,718	494,604,464	67,760,534

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Net cash provided by operating activities	273,610,963	172,210,364	550,953,578	75,480,331
Net cash (used in) provided by investing activities	(928,400,322)	(673,734,777)	664,702,231	91,063,832
Net cash provided by (used in) financing activities	840,416,352	814,841,744	(1,399,955,090)	(191,793,061)

VIEs and Consolidated Trusts
Variable Interest Entities (VIEs) and Trusts [Line Items]
Schedule of financial statements

	As of
	December 31	As of December 31,
	2023	2024	2024
	RMB	RMB	US$
Assets:
Cash and cash equivalents	295,277,830	180,683,740	24,753,571
Restricted cash	716,870,052	532,603,866	72,966,430
Accounts receivable and contract assets, net	83,535,036	74,750,686	10,240,802
Loans receivable from Xiaoying Credit Loans and other loans, net	4,876,731,346	4,775,126,977	654,189,714
Prepaid expenses and other current assets, net	25,280,941	19,491,239	2,670,289
Deferred tax assets, net	118,587,356	174,395,511	23,892,087
Financial investments	—	33,428,162	4,579,639
Long-term investments	493,411,355	498,038,310	68,230,969
Property and equipment, net	1,054,565	1,138,186	155,931
Intangible assets, net	28,153,262	27,706,487	3,795,773
Loan receivable from Xiaoying Housing Loans, net	8,656,846	—	—
Other non-current assets	22,984	21,976	3,011
Total assets	6,647,581,573	6,317,385,140	865,478,216
Liabilities:
Payable to investors and institutional funding partners at amortized cost	3,584,040,757	2,184,085,667	299,218,510
Short-term borrowings	320,000,000	10,000,000	1,369,994
Accrued payroll and welfare	15,011,080	18,482,497	2,532,092
Other taxes payable	126,900,881	119,683,947	16,396,634
Income taxes payable	28,266,791	174,425,660	23,896,217
Accrued expenses and other current liabilities	69,989,510	94,825,511	12,991,042
Deferred tax liabilities	—	642,602	88,036
Total liabilities	4,144,209,019	2,602,145,884	356,492,525

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Net revenue	1,350,809,649	1,500,275,059	1,809,619,313	247,916,829
Net income	738,032,308	438,091,276	623,964,980	85,482,852

	Year ended	Year ended
	December 31,	December 31,	Year ended December 31,
	2022	2023	2024	2024
	RMB	RMB	RMB	US$
Net cash provided by operating activities	451,005,598	628,719,431	1,517,583,263	207,908,054
Net cash used in investing activities	(1,225,037,957)	(1,251,376,124)	(106,448,449)	(14,588,857)
Net cash provided by (used in) financing activities	860,416,352	1,114,841,744	(1,709,955,090)	(234,262,887)